Income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Tonnage taxes	$ 2,087	$ 1,506	$ 2,565
Income tax	109	61	236
US Source Income
Income tax			202
Maltese and Swiss Registered Companies
Income tax	$ 109	$ 61	$ 34